UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2012

DATE OF REPORTING PERIOD: January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (16.3%)
		Consumer Discretionary (4.5%)
1,200,000		Jaguar Land Rover, PLC*µ 7.750%, 05/15/18	$1,197,000
2,000,000		Royal Caribbean Cruises, Ltd.µ 7.250%, 06/15/16	2,175,000
2,000,000		Service Corp. Internationalµ 7.500%, 04/01/27	1,972,500

			5,344,500

		Consumer Staples (1.7%)
395,000		Darling International, Inc.µ 8.500%, 12/15/18	444,375
8,700,000	NOK	Nestlé Holdings, Inc.µ 3.375%, 02/08/16	1,531,948

			1,976,323

		Energy (2.4%)
6,500,000	NOK	Aker Solutions, ASAµ 8.700%, 06/26/14	1,201,343
		Frontier Oil Corp.
620,000		8.500%, 09/15/16	666,500
611,000		6.875%, 11/15/18µ	629,330
383,000		Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	407,895

			2,905,068

		Financials (2.1%)
10,000,000	CNY	Caterpillar, Inc. 1.350%, 07/12/13	1,559,036
920,000		Leucadia National Corp.µ 8.125%, 09/15/15	993,600

			2,552,636

		Health Care (0.7%)
750,000		Grifols SA 8.250%, 02/01/18	826,875

		Industrials (2.9%)
1,172,000		Boart Longyear Management Pty., Ltd.*µ 7.000%, 04/01/21	1,230,600
1,800,000		H&E Equipment Services, Inc.µ 8.375%, 07/15/16	1,863,000
336,000		Polypore International, Inc. 7.500%, 11/15/17	354,480

			3,448,080

		Information Technology (0.6%)
750,000		Audatex North America, Inc.*µ 6.750%, 06/15/18	766,875

		Materials (1.4%)
1,550,000		FMG Resources*µ 8.250%, 11/01/19	1,670,125

		TOTAL CORPORATE BONDS (Cost $18,794,586)	19,490,482

CONVERTIBLE BONDS (32.8%)
		Consumer Discretionary (1.1%)
4,000,000	HKD	Hengdeli Holdings, Ltd. 2.500%, 10/20/15	$508,040
915,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	780,037

			1,288,077

		Consumer Staples (1.7%)
725,000		Archer-Daniels-Midland Companyµ 0.875%, 02/15/14	735,875
1,275,000		Molson Coors Brewing Companyµ 2.500%, 07/30/13	1,353,094

			2,088,969

		Energy (5.4%)
		Chesapeake Energy Corp.
725,000		2.750%, 11/15/35	690,562
690,000		2.500%, 05/15/37µ	606,338
1,800,000		Subsea 7, SAµ 2.250%, 10/11/13	2,029,500
		Technip, SA
1,950,000	EUR	0.500%, 01/01/16	2,341,994
659,100	EUR	0.250%, 01/01/17	853,514

			6,521,908

		Financials (2.7%)
700,000		Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	769,125
700,000		Leucadia National Corp. 3.750%, 04/15/14	925,750
1,750,000	SGD	Temasek (Standard Chartered)§ 0.000%, 10/24/14	1,480,999

			3,175,874

		Health Care (7.6%)
2,000,000		Gilead Sciences, Inc.µ 1.625%, 05/01/16	2,530,000
1,750,000		Medtronic, Inc.µ 1.625%, 04/15/13	1,782,812
2,700,000		Shire, PLC 2.750%, 05/09/14	3,123,900
1,100,000	EUR	UCB, SAµ 4.500%, 10/22/15	1,620,510

			9,057,222

		Information Technology (6.4%)
1,175,000		Intel Corp.µ 3.250%, 08/01/39	1,577,437
715,000		Linear Technology Corp.~ 3.000%, 05/01/27	765,050
700,000		Microsoft Corp.*µ 0.000%, 06/15/13	729,750

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

780,000		Nuance Communications, Inc.*~ 2.750%, 11/01/31	$916,500
1,950,000		SanDisk Corp. 1.500%, 08/15/17	2,262,000
1,305,000		Symantec Corp.µ 1.000%, 06/15/13	1,464,863

			7,715,600

		Materials (7.9%)
600,000		Anglo American, PLCµ 4.000%, 05/07/14	939,300
1,300,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	1,511,250
2,800,000		Goldcorp, Inc.µ 2.000%, 08/01/14	3,605,000
2,300,000		Newmont Mining Corp. 1.625%, 07/15/17	3,447,125

			9,502,675

		TOTAL CONVERTIBLE BONDS (Cost $39,061,379)	39,350,325

U.S. GOVERNMENT AND AGENCY SECURITY (1.0%)
1,200,000		United States Treasury Note~ 0.375%, 09/30/12 (Cost $1,202,185)	1,202,250

SOVEREIGN BONDS (10.4%)
275,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	1,585,523
3,880,000	CAD	Government of Canada 2.000%, 06/01/16	3,997,286
930,000	NZD	Government of New Zealand 6.000%, 04/15/15	843,499
15,850,000	NOK	Kingdom of Norway 4.250%, 05/19/17	3,030,732
19,200,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	3,049,287

		TOTAL SOVEREIGN BONDS (Cost $12,006,972)	12,506,327

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (4.1%)
		Consumer Staples (0.6%)
7,500		Bunge, Ltd.µ 4.875%	713,438

		Energy (2.2%)
2,750		Chesapeake Energy Corp.*µ 5.750%	2,669,150

NUMBER OF SHARES			VALUE

		Financials (0.6%)
9,300		MetLife, Inc.µ 5.000%	$637,143

		Utilities (0.7%)
16,000		NextEra Energy, Inc.µ 7.000%	846,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,884,446)	4,865,731

COMMON STOCKS (68.2%)
		Consumer Discretionary (6.7%)
14,500	EUR	Adidas, AG	1,044,687
64,000	JPY	Nikon Corp.µ	1,566,833
37,250	CHF	Swatch Group, AG	2,731,532
6,600	CHF	Swatch Group, AG	2,780,532

			8,123,584

		Consumer Staples (10.5%)
49,000		Coca-Cola Company	3,308,970
31,000	EUR	Danone, SAµ	1,913,330
75,000	GBP	Diageo, PLCµ	1,656,954
55,000	CHF	Nestlé, SAµ	3,151,820
41,500		Wal-Mart Stores, Inc.µ	2,546,440

			12,577,514

		Energy (4.2%)
490,000	HKD	CNOOC, Ltd.µ	1,003,340
1,100,000	HKD	PetroChina Company, Ltd. - Class H	1,605,611
32,000		Schlumberger, Ltd.µ	2,405,440

			5,014,391

		Health Care (11.2%)
30,000		Covidien, PLCµ	1,545,000
48,500		Johnson & Johnsonµ	3,196,635
16,500		Medtronic, Inc.µ	636,405
27,000	CHF	Novartis, AG	1,460,728
55,600	DKK	Novo Nordisk, A/S - Class Bµ	6,574,151

			13,412,919

		Industrials (4.0%)
80,500	CHF	ABB, Ltd.µ#	1,680,837
52,000		General Electric Companyµ	972,920
22,400	EUR	Siemens, AGµ	2,113,724

			4,767,481

		Information Technology (18.9%)
48,500		Applied Materials, Inc.µ	595,580
32,200	EUR	ASML Holding, NVµ	1,382,984
37,000	JPY	Canon, Inc.µ	1,597,087
30,500		Check Point Software Technologies, Ltd.µ#	1,716,845
63,000		Cisco Systems, Inc.µ~	1,236,690
130,000		Dell, Inc.µ#	2,239,900
54,000		Microsoft Corp.µ	1,594,620
2,600	JPY	Nintendo Company, Ltd.	352,716

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

60,000		QUALCOMM, Inc.µ	$3,529,200
95,100	EUR	SAP, AGµ	5,745,829
310,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	822,476
120,000		Yahoo!, Inc.#	1,856,400

			22,670,327

		Materials (11.5%)
33,000	GBP	Anglo American, PLCµ	1,364,517
64,200		Barrick Gold Corp.µ	3,162,492
68,000		Freeport-McMoRan Copper & Gold, Inc.µ	3,142,280
97,263	AUD	Newcrest Mining, Ltd.	3,481,902
43,700	GBP	Rio Tinto, PLCµ	2,620,218

			13,771,409

		Telecommunication Services (1.2%)
225	JPY	KDDI Corp.	1,425,807

		TOTAL COMMON STOCKS (Cost $81,731,781)	81,763,432

SHORT TERM INVESTMENT (1.3%)
1,609,119		Fidelity Prime Money Market Fund - Institutional Class (Cost $1,609,119)	1,609,119

TOTAL INVESTMENTS (134.1%) (Cost $160,290,468)			160,787,666

LIABILITIES, LESS OTHER ASSETS (-34.1%)			(40,891,457)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$119,896,209

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $9,587,895 or 8.0% of net assets applicable to common shareholders.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $93,315,534. $36,299,706 of the collateral has been re-registered by the counterparty.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) is for written options and swaps. The aggregate value of such securities is $2,948,634.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

INTEREST RATE SWAPS

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	$12,000,000	$(553,085)
BNP Paribas, SA	2.0200% quarterly	3 month LIBOR	03/09/12	8,000,000	(30,238)
BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	7,000,000	(73,086)

					$(656,409)

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

CURRENCY EXPOSURE JANUARY 31, 2012

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$89,106,340	55.4%
European Monetary Unit	17,016,572	10.6%
Swiss Franc	11,805,449	7.3%
Danish Krone	6,574,151	4.1%
Norwegian Krone	5,764,023	3.6%
British Pound Sterling	5,641,689	3.5%
Japanese Yen	4,942,443	3.1%
Canadian Dollar	3,997,286	2.5%
Australian Dollar	3,481,902	2.2%
Hong Kong Dollar	3,116,991	1.9%
Swedish Krona	3,049,287	1.9%
Brazilian Real	1,585,523	1.0%
Chinese Yuan Renminbi	1,559,036	1.0%
Singapore Dollar	1,480,999	0.9%
New Zealand Dollar	843,499	0.5%
New Taiwanese Dollar	822,476	0.5%

Total Investments	$160,787,666	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at January 31, 2012.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows:

Cost basis of investments	$160,170,632

Gross unrealized appreciation	6,990,415
Gross unrealized depreciation	(6,373,381)

Net unrealized appreciation (depreciation)	$617,034

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to $59,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended January 31, 2012, the average borrowings under the Agreement and the average interest rate were $41,000,000 and 1.20%, respectively. As of January 31, 2012, the amount of such outstanding borrowings was $41,000,000. The interest rate applicable to the borrowings on January 31, 2012 was 1.20%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows

Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair value of such Lent Securities against the Current Borrowings.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$19,490,482	$—	$19,490,482
Convertible Bonds		39,350,325		39,350,325
U.S. Government and Agency Security		1,202,250		1,202,250
Sovereign Bonds		12,506,327		12,506,327
Convertible Preferred Stocks	637,143	4,228,588		4,865,731
Common Stocks	81,763,432			81,763,432
Short Term Investment	1,609,119			1,609,119

Total	$84,009,694	$76,777,972	$—	$160,787,666

Liabilities:
Interest Rate Swaps	$—	$656,409	$—	$656,409

Total	$—	$656,409	$—	$656,409

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at Value:
Common Stocks	$37,875,023	$—	$—	$37,875,023

Total	$37,875,023	$—	$—	$37,875,023

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 22, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 22, 2012